Derivative Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
NOTE 6—DERIVATIVE INSTRUMENTS
We have entered into commodity derivatives consisting of natural gas supply contracts for the commissioning and operation of the Liquefaction Project (“Physical Liquefaction Supply Derivatives”) and associated economic hedges (collectively, the “Liquefaction Supply Derivatives”).
We recognize our derivative instruments as either assets or liabilities and measure those instruments at fair value. None of our derivative instruments are designated as cash flow or fair value hedging instruments, and changes in fair value are recorded within our Statements of Operations to the extent not utilized for the commissioning process.
The following table shows the fair value of our derivative instruments that are required to be measured at fair value on a recurring basis as of September 30, 2020 and December 31, 2019, which are classified as derivative assets, non-current
derivative assets, derivative liabilities or
non-current
derivative liabilities in our Balance Sheets (in millions):

	Fair Value Measurements as of
	September 30, 2020				December 31, 2019
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Liquefaction Supply Derivatives asset (liability)	$(7)	$(5)	$—	$(12)	$3	$(3)	$24	$24
We value our Liquefaction Supply Derivatives using a market-based approach incorporating present value techniques, as needed, using observable commodity price curves, when available, and other relevant data.
The fair value of our Physical Liquefaction Supply Derivatives is predominantly driven by observable and unobservable market commodity prices and, as applicable to our natural gas supply contracts, our assessment of the associated events deriving fair value, including evaluating whether the respective market is available as pipeline infrastructure is developed. The fair value of our Physical Liquefaction Supply Derivatives incorporates risk premiums related to the satisfaction of conditions precedent, such as completion and placement into service of relevant pipeline infrastructure to accommodate marketable physical gas flow. As of September 30, 2020 and December 31, 2019, some of our Physical Liquefaction Supply Derivatives existed within markets for which the pipeline infrastructure was under development to accommodate marketable physical gas flow.
We include a portion of our Physical Liquefaction Supply Derivatives as Level 3 within the valuation hierarchy as the fair value is developed through the use of internal models which incorporate significant unobservable inputs. In instances where observable data is unavailable, consideration is given to the assumptions that market participants would use in valuing the asset or liability. This includes assumptions about market risks, such as future prices of energy units for unobservable periods, liquidity, volatility and contract duration.
The Level 3 fair value measurements of natural gas positions within our Physical Liquefaction Supply Derivatives could be materially impacted by a significant change in certain natural gas prices. The following table includes quantitative information for the unobservable inputs for our Level 3 Physical Liquefaction Supply Derivatives as of September 30, 2020:

	Net Fair Value Asset (in millions)	Valuation Approach	Significant Unobservable Input	Range of Significant Unobservable Inputs / Weighted Average (1)
Physical Liquefaction Supply Derivatives	$—	Market approach incorporating present value techniques	Henry Hub basis spread	$(0.527) - $0.055 / $0.001

(1)	Unobservable inputs were weighted by the relative fair value of the instruments.
Increases or decreases in basis, in isolation, would decrease or increase, respectively, the fair value of our Physical Liquefaction Supply Derivatives.
The following table shows the changes in the fair value of our Level 3 Physical Liquefaction Supply Derivatives during the nine months ended September 30, 2020 and 2019 (in millions):

	Nine Months Ended September 30,
	2020	2019
Balance, beginning of period	$24	$(25)
Realized and mark-to-market gains (losses):
Included in cost of sales	(22)	(22)
Purchases and settlements:
Purchases	4	(4)
Settlements	(6)	43
Transfers into Level 3, net (1)	—	—

Balance, end of period	$—	$(8)

Change in unrealized losses relating to instruments still held at end of period	$(22)	$(22)

(1)	Transferred into Level 3 as a result of unobservable market, or out of Level 3 as a result of observable market for the underlying natural gas purchase agreements.
Derivative assets and liabilities arising from our derivative contracts with the same counterparty are reported on a net basis, as all counterparty derivative contracts provide for the unconditional right of set-off
in the event of default. The use of derivative instruments exposes us to counterparty credit risk, or the risk that a counterparty will be unable to meet its commitments in instances when our derivative instruments are in an asset position. Additionally, counterparties are at risk that we will be unable to meet our commitments in instances where our derivative instruments are in a liability position. We incorporate both our own nonperformance risk and the respective counterparty’s nonperformance risk in fair value measurements. In adjusting the fair value of our derivative contracts for the effect of nonperformance risk, we have considered the impact of any applicable credit enhancements, such as collateral postings, set-off
rights and guarantees.
Liquefaction Supply Derivatives
We have entered into primarily index-based physical natural gas supply contracts and associated economic hedges to purchase natural gas for the commissioning and operation of the Liquefaction Project. The remaining terms of the physical natural gas supply contracts range up to 10 years, some of which commence upon the satisfaction of certain events or states of affairs.
The notional natural gas position of our Liquefaction Supply Derivatives was approximately 3,207 TBtu and 3,663 TBtu as of September 30, 2020 and December 31, 2019, respectively, of which 91 TBtu and zero TBtu, respectively, were for a natural gas supply contract that we have with a related party.
The following table shows the fair value and location of our Liquefaction Supply Derivatives on our Balance Sheets (in millions):

	Fair Value Measurements as of (1)
Balance Sheets Location	September 30, 2020	December 31, 2019
Derivative assets	$14	$17
Non-current derivative assets	30	32

Total derivative assets	44	49

Derivative liabilities	(31)	(9)
Non-current derivative liabilities	(25)	(16)

Total derivative liabilities	(56)	(25)

Derivative asset (liability), net	$(12)	$24

(1)
Does not include collateral posted with counterparties by us of $12 million and $2 million for such contracts, which are included in other current assets in our Balance Sheets as of September 30, 2020 and December 31, 2019, respectively. Includes a natural gas supply contract that we have with a related party, which had a fair value of zero as of September 30, 2020.

The following table shows the changes in the fair value, settlements and location of our Liquefaction Supply Derivatives recorded on our Statements of Operations during the nine months ended September 30, 2020 and 2019 (in millions):

	Statements of Operations Location (1)	Nine Months Ended September 30,
		2020	2019
Liquefaction Supply Derivatives gain	LNG revenues	$3	$2
Liquefaction Supply Derivatives gain (loss)	Cost of sales	(41)	28

(1)
Does not include the realized value associated with derivative instruments that settle through physical delivery. Fair value fluctuations associated with commodity derivative activities are classified and presented consistently with the item economically hedged and the nature and intent of the derivative instrument.

Balance Sheets Presentation
Our derivative instruments are presented on a net basis on our Balance Sheets as described above.

The following table shows the fair value of our derivatives outstanding on a gross and net basis (in millions):

Offsetting Derivative Assets (Liabilities)	Gross Amounts Recognized	Gross Amounts Offset in the Balance Sheets	Net Amounts Presented in the Balance Sheets
As of September 30, 2020
Liquefaction Supply Derivatives	$47	$(3)	$44
Liquefaction Supply Derivatives	(59)	3	(56)
As of December 31, 2019
Liquefaction Supply Derivatives	$51	$(2)	$49
Liquefaction Supply Derivatives	(27)	2	(25)

NOTE 7—DERIVATIVE INSTRUMENTS
We have entered into commodity derivatives consisting of natural gas supply contracts for the commissioning and operation of the Liquefaction Project (“Physical Liquefaction Supply Derivatives”) and associated economic hedges (collectively, the “Liquefaction Supply Derivatives”). We had previously entered into interest rate swaps to hedge the exposure to volatility in a portion of the floating-rate interest payments under one of our credit facilities (“Interest Rate Derivatives”), and these Interest Rate Derivatives were settled in March 2017.
We recognize our derivative instruments as either assets or liabilities and measure those instruments at fair value. None of our derivative instruments are designated as cash flow or fair value hedging instruments, and changes in fair value are recorded within our Statements of Income to the extent not utilized for the commissioning process.
The following table shows the fair value of our derivative instruments that are required to be measured at fair value on a recurring basis as of December 31, 2019 and 2018, which are classified as derivative assets, non-current
derivative assets, derivative liabilities or
non-current
derivative liabilities in our Balance Sheets (in millions):

	Fair Value Measurements as of
	December 31, 2019				December 31, 2018
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Liquefaction Supply Derivatives asset (liability)	$3	$(3)	$24	$24	$5	$(23)	$(25)	$(43)
We value our Liquefaction Supply Derivatives using a market-based approach incorporating present value techniques, as needed, using observable commodity price curves, when available and other relevant data.
The fair value of our Physical Liquefaction Supply Derivatives is predominantly driven by observable and unobservable market commodity prices and, as applicable to our natural gas supply contracts, our assessment of the associated events deriving fair value, including evaluating whether the respective market is available as pipeline infrastructure is developed. The fair value of our Physical Liquefaction Supply Derivatives incorporates risk premiums related to the satisfaction of conditions precedent, such as completion and placement into service of relevant pipeline infrastructure to accommodate marketable physical gas flow. As of December 31, 2019 and 2018, some of our Physical Liquefaction Supply Derivatives existed within markets for which the pipeline infrastructure was under development to accommodate marketable physical gas flow.
We include a portion of our Physical Liquefaction Supply Derivatives as Level 3 within the valuation hierarchy as the fair value is developed through the use of internal models which incorporate significant unobservable inputs. In instances where observable data is unavailable, consideration is given to the assumptions that market participants would use in valuing the asset or liability. This includes assumptions about market risks, such as future prices of energy units for unobservable periods, liquidity, volatility and contract duration.
The Level 3 fair value measurements of natural gas positions within our Physical Liquefaction Supply Derivatives could be materially impacted by a significant change in certain natural gas prices.

The following table includes quantitative information for the unobservable inputs for our Level 3 Physical Liquefaction Supply Derivatives as of December 31, 2019:

	Net Fair Value Asset (in millions)	Valuation Approach	Significant Unobservable Input	Significant Unobservable Inputs Range
Physical Liquefaction Supply Derivatives	$24	Market approach incorporating present value techniques	Henry Hub basis spread	$(0.350) - $0.058
Increases or decreases in basis, in isolation, would decrease or increase, respectively, the fair value of our Physical Liquefaction Supply Derivatives.
The following table shows the changes in the fair value of our Level 3 Physical Liquefaction Supply Derivatives during the years ended December 31, 2019, 2018 and 2017 (in millions):

	Year Ended December 31,
	2019	2018	2017
Balance, beginning of period	$(25)	$43	$79
Realized and mark-to-market gains (losses):
Included in cost of sales	6	(3)	(37)
Purchases and settlements:
Purchases	—	(37)	14
Settlements	42	(29)	(12)
Transfers out of Level 3 (1)	1	1	(1)

Balance, end of period	$24	$(25)	$43

Change in unrealized gains (losses) relating to instruments still held at end of period	$6	$(3)	$(37)

(1)	Transferred to Level 2 as a result of observable market for the underlying natural gas purchase agreements.
Derivative assets and liabilities arising from our derivative contracts with the same counterparty are reported on a net basis, as all counterparty derivative contracts provide for the unconditional right of set-off
in the event of default. The use of derivative instruments exposes us to counterparty credit risk, or the risk that a counterparty will be unable to meet its commitments in instances when our derivative instruments are in an asset position. Additionally, counterparties are at risk that we will be unable to meet our commitments in instances where our derivative instruments are in a liability position. We incorporate both our own nonperformance risk and the respective counterparty’s nonperformance risk in fair value measurements. In adjusting the fair value of our derivative contracts for the effect of nonperformance risk, we have considered the impact of any applicable credit enhancements, such as collateral postings, set-off
rights and guarantees.
Interest Rate Derivatives
In March 2017, we settled the Interest Rate Derivatives we previously had to protect against volatility of future cash flows and hedge a portion of the variable interest payments on the credit facilities we entered into in June 2015.
The following table shows the changes in the fair value and settlements of our Interest Rate Derivatives recorded in derivative loss, net on our Statements of Income during the years ended December 31, 2019, 2018 and 2017 (in millions):

	Year Ended December 31,
	2019	2018	2017
Interest Rate Derivatives loss	$—	$—	$(2)
Liquefaction Supply Derivatives
We have entered into primarily index-based physical natural gas supply contracts and associated economic hedges to purchase natural gas for the commissioning and operation of the Liquefaction Project. The remaining terms of the physical natural gas supply contracts range up to 10 years, some of which commence upon the satisfaction of certain events or states of affairs.
The notional natural gas position of our Liquefaction Supply Derivatives was approximately 3,663 TBtu and 2,978 TBtu as of December 31, 2019 and 2018, respectively.
The following table shows the fair value and location of our Liquefaction Supply Derivatives on our Balance Sheets (in millions):

	Fair Value Measurements as of (1)
Balance Sheet Location	December 31, 2019	December 31, 2018
Derivative assets	$17	$6
Non-current derivative assets	32	31

Total derivative assets	49	37

Derivative liabilities	(9)	(66)
Non-current derivative liabilities	(16)	(14)

Total derivative liabilities	(25)	(80)

Derivative asset (liability), net	$24	$(43)

(1)
Does not include collateral posted with counterparties by us of $2 million and $1 million for such contracts, which are included in other current assets in our Balance Sheets as of December 31, 2019 and 2018, respectively.

The following table shows the changes in the fair value, settlements and location of our Liquefaction Supply Derivatives recorded on our Statements of Income during the years ended December 31, 2019, 2018 and 2017 (in millions):

		Year Ended December 31,
	Statement of Income Location (1)	2019	2018	2017
Liquefaction Supply Derivatives gain (loss)	LNG revenues	$1	$(1)	$—
Liquefaction Supply Derivatives gain (loss)	Cost of sales	71	(100)	(24)

(1)
Does not include the realized value associated with derivative instruments that settle through physical delivery. Fair value fluctuations associated with commodity derivative activities are classified and presented consistently with the item economically hedged and the nature and intent of the derivative instrument.

Balance Sheet Presentation
Our derivative instruments are presented on a net basis on our Balance Sheets as described above. The following table shows the fair value of our derivatives outstanding on a gross and net basis (in millions):

Offsetting Derivative Assets (Liabilities)	Gross Amounts Recognized	Gross Amounts Offset in the Balance Sheets	Net Amounts Presented in the Balance Sheets
As of December 31, 2019
Liquefaction Supply Derivatives	$51	$(2)	$49
Liquefaction Supply Derivatives	(27)	2	(25)
As of December 31, 2018
Liquefaction Supply Derivatives	$63	$(26)	$37
Liquefaction Supply Derivatives	(92)	12	(80)